Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of outstanding derivative contracts recorded as assets and liabilities on the Consolidated Balance Sheets at December 31, 2014 and 2013 was as follows:

	Asset Derivatives		Liability Derivatives
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
December 31, 2014
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Other current assets	$420		$—
Cross currency interest rate swaps	Other assets	52,989	Other liabilities	2,599
Total derivatives designated as hedging instruments		$53,409		$2,599

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Other current assets	$4,065	Other current liabilities	$4,618

	Asset Derivatives		Liability Derivatives
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
December 31, 2013
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Other current assets	$40	Other current liabilities	$17
Cross currency interest rate swaps	Other assets	26,001	Other liabilities	13,410
Total derivatives designated as hedging instruments		$26,041		$13,427

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Other current assets	$1,216	Other current liabilities	$3,267

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The effect of derivative instruments in the Consolidated Statements of Operations and the Consolidated Statements of Comprehensive Income (Loss) during 2014, 2013 and 2012 was as follows:
Derivatives Designated as Hedging Instruments

(In thousands)	Amount of Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivative—Effective Portion	Location of Gain (Loss) Reclassified from Accumulated OCI into Income—Effective Portion	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income—Effective Portion	Location of Gain (Loss) Recognized in Income on Derivative—Ineffective Portion and Amount Excluded from Effectiveness Testing	Amount of Gain (Loss) Recognized in Income on Derivative—Ineffective Portion and Amount Excluded from Effectiveness Testing
Twelve Months Ended December 31, 2014:
Foreign currency forward exchange contracts	$358	Cost of services and products sold	$4		$—
Cross currency interest rate swaps	(1,977)		—	Cost of services and products sold	39,823	(a)
	$(1,619)		$4		$39,823
Twelve Months Ended December 31, 2013:
Foreign currency forward exchange contracts	$48	Cost of services and products sold	$(8)	Cost of services and products sold	$(6)
Cross currency interest rate swaps	2,409		—	Cost of services and products sold	(12,061)	(a)
	$2,457		$(8)		$(12,067)
Twelve Months Ended December 31, 2012:
Foreign currency forward exchange contracts	$(152)	Cost of services and products sold	$270		$—
Cross currency interest rate swaps	(4,748)		—	Cost of services and products sold	(13,384)	(a)
	$(4,900)		$270		$(13,384)

(a)	These gains (losses) offset foreign currency fluctuation effects on the debt principal.

Derivatives Not Designated as Hedging Instruments

	Location of Gain (Loss) Recognized in Income on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative for the Twelve Months Ended December 31(a)
(In thousands)		2014	2013	2012
Foreign currency forward exchange contracts	Cost of services and products sold	$(2,307)	$(10,463)	$(3,529)

(a)	These gains (losses) offset amounts recognized in cost of service and products sold principally as a result of intercompany or third-party foreign currency exposures.

Schedule of Derivative Instruments
The following table indicates the contractual amounts of the Company's cross currency interest rate swaps:

	Contractual Amounts	Interest Rates
(In millions)		Receive	Pay
Maturing 2018	$250.0	Fixed U.S. dollar rate	Fixed euro rate
Maturing 2020	220.0	Fixed U.S. dollar rate	Fixed British pound sterling rate
Maturing 2016 through 2017	8.8	Floating U.S. dollar rate	Fixed rupee rate
ontracted Amounts of Foreign Currency Exchange Forward Contracts Outstanding at December 31, 2014:

(In thousands)	Type	U.S. Dollar Equivalent	Maturity	Recognized Gain (Loss)
British pounds sterling	Sell	$37,943	January 2015	$179
British pounds sterling	Buy	2,783	January 2015	(4)
Euros	Sell	193,370	January 2015 through March 2015	2,993
Euros	Buy	194,084	January 2015 through March 2015	(3,767)
Other currencies	Sell	12,641	January 2015 through December 2015	439
Other currencies	Buy	28,001	January 2015 through June 2015	27
Total		$468,822		$(133)
Contracted Amounts of Foreign Currency Exchange Forward Contracts Outstanding at December 31, 2013:

(In thousands)	Type	U.S. Dollar Equivalent	Maturity	Recognized Gain (Loss)
British pounds sterling	Sell	$26,931	January 2014	$(277)
British pounds sterling	Buy	1,976	January 2014	15
Euros	Sell	248,943	January 2014 through July 2014	(335)
Euros	Buy	242,385	January 2014 through March 2014	(1,335)
Other currencies	Sell	12,708	January 2014 through July 2014	(134)
Other currencies	Buy	8,907	January 2014 through August 2014	38
Total		$541,850		$(2,028)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table indicates the fair value hierarchy of the financial instruments of the Company at December 31, 2014 and 2013:

Level 2 Fair Value Measurements (In thousands)	December 31 2014	December 31 2013
Assets
Foreign currency forward exchange contracts	$4,485	$1,256
Cross currency interest rate swaps	52,989	26,001
Liabilities
Foreign currency forward exchange contracts	4,618	3,284
Cross currency interest rate swaps	2,599	13,410

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table reconciles the beginning and ending balances for liabilities measured on a recurring basis using unobservable inputs (Level 3) for the years ended December 31, 2014 and 2013:

Level 3 Liabilities—Unit Adjustment Liability for the Twelve Months Ended December 31 (In thousands)	2014		2013
Balance at beginning of year	$106,343		$—
Recognition of unit adjustment liability	—		107,500
Payments	(22,320)		(2,123)
Change in fair value to the unit adjustment liability	9,740		966
Balance at end of year	$93,762	(a)	$106,343